Document and Entity Information	Apr. 08, 2021
Cover [Abstract]
Entity Registrant Name	GENESIS ENERGY LP
Amendment Flag	false
Entity Central Index Key	0001022321
Document Type	8-K
Document Period End Date	Apr. 08, 2021
Entity Incorporation State Country Code	DE
Entity File Number	1-12295
Entity Tax Identification Number	76-0513049
Entity Address, Address Line One	919 Milam
Entity Address, Address Line Two	Suite 2100
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(713)
Local Phone Number	860-2500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Units
Trading Symbol	GEL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false